Capital and reserves - Fair value measurement (Details) $ / shares in Units, ₪ in Millions			12 Months Ended
	Jan. 01, 2021 $ / shares	Jun. 30, 2018	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $				$ 3.62
Share price on grant date				$ 1.00
Exercise price				$ 1.00
Expected volatility			31.90%	31.90%
Expected life			6	6
Expected dividends			0.00%	0.00%
Risk-free interest rate			2.70%	2.70%
Expenses recognized | $				$ 490,000	$ 707,000	$ 368,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		4,990,000
Exercisable term		6 years
Outstanding and exercisable options				2,495,000
Stock options | Options granted to senior member of the Company's Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 15.00
Number of options granted	545,766
Fair market value			₪ 9.6	$ 2,900,000
Exercisable term	5 years
Vesting percentage	25.00%
Vesting term	3 years